Income Taxes (Income Tax Benefit (Expense)) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current Income Tax Expense (Benefit)			¥ 1,043
Deferred Income Tax Expense (Benefit)	$ (1,081)	¥ (7,000)	(303)	¥ 10,007
Income Tax Expense (Benefit)	$ (1,081)	¥ (7,000)	¥ 740	¥ 10,007